Income Taxes (Details) - Schedule of provision for income taxes - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of provision for income taxes [Line Items]
Federal
State		49,038
Foreign	1,908	155,193
Total current	1,908	204,231
Deferred:
Federal
State
Total deferred
Total provision for income taxes	$ 1,908	$ 204,231